CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2018
Noncurrent assets [abstract]
Property, plant and equipment	$ 71,984	$ 70,901	$ 65,262	$ 67,498
Intangible assets	10,976	10,614	9,672	9,798
Equity accounted investments	2,870	2,801	2,863	2,670
Deferred tax assets	3,381	3,475	3,304	2,655
Pension assets	971	947	831	1,177
Derivative financial instruments	1,405	1,033	1,032	1,112
Financial investments	2,873	2,885	2,455	2,679
Prepayments and financial receivables	1,149	1,073	1,033	1,328
Total non-current assets	95,609	93,728	86,452	88,918
Current assets [abstract]
Inventories	3,689	2,686	2,144	3,426
Trade and other receivables	7,622	8,680	8,998	9,566
Derivative financial instruments	1,491	1,444	318	366
Financial investments	10,160	9,157	7,041	6,024
Cash and cash equivalents	5,406	6,618	7,556	6,078
Total current assets	28,368	28,586	26,056	25,460
Total assets	123,977	122,313	112,508	114,378
Equity [abstract]
Shareholders equity	45,013	45,098	42,970	41,019
Non-controlling interests	18	19	19	25
Total equity	45,031	45,117	42,990	41,043
Noncurrent liabilities [abstract]
Finance debt	26,262	26,398	23,264	23,852
Deferred tax liabilities	9,852	9,369	8,671	8,393
Pension liabilities	3,989	3,907	3,820	3,984
Provisions	17,900	17,131	15,952	16,500
Derivative financial instruments	1,144	1,136	1,207	1,023
Total non-current liabilities	59,147	57,941	52,914	53,752
Current liabilities [abstract]
Trade, other payables and provisions	9,108	9,172	8,369	9,883
Current tax payable	4,796	5,974	4,654	5,519
Finance debt	4,231	3,401	2,463	2,611
Dividend payable	866	0	766	766
Derivative financial instruments	798	708	352	805
Total current liabilities	19,799	19,255	16,605	19,583
Total liabilities	78,946	77,196	69,518	73,335
Total equity and liabilities	$ 123,977	$ 122,313	$ 112,508	$ 114,378